March 2, 2020

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Harbor Funds - Post-Effective Amendment No. 160
1933 Act Registration No. 33-5852
1940 Act Registration No. 811-4676

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, Harbor Funds (the “Trust”) certifies that:

a.

the form of the Trust’s (i) Domestic Equity Funds Prospectus, (ii) Harbor Robeco Funds Prospectus, (iii) International and Global Funds Prospectus, (iv) Fixed Income Funds Prospectus, (v) Target Retirement Funds Prospectus, (vi) Harbor Funds Statement of Additional Information, and (vii) Harbor Robeco Funds Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 160 to the Trust’s registration statement on Form N-1A; and

b.

the text of Post-Effective Amendment No. 160 to the Trust’s registration statement was filed with the Commission via EDGAR on February 25, 2020 (Accession No. 0001193125-20-048528) with an effective date of March 1, 2020.

Please do not hesitate to contact the undersigned at (312) 443-4428 if you have any questions.

Very truly yours,

Jodie L. Crotteau
Assistant Secretary

Cc:	Christopher P. Harvey, Esq.
Stephanie Capistron, Esq.
Dechert LLP

Charles F. McCain, Esq.
Anmarie S. Kolinski
Erik D. Ojala, Esq.
Diana R. Podgorny, Esq.
Harbor Funds

P.O. Box 804660 | Chicago, Illinois 60680-4108

800-422-1050 | www.harborfunds.com

Distributed by Harbor Funds Distributors, Inc.